Consolidated cash flow statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Operating profit/(loss) before tax from continuing operations	£ 2,239	£ (4,082)	£ (2,703)
Profit before tax from discontinued operations			1,766
Adjustments for non-cash items and other adjustments included within income statement	(4,498)	(3,024)	(5,601)
Contributions to defined benefit schemes	(627)	(4,786)	(1,060)
Changes in operating assets and liabilities	42,147	8,413	8,589
Income taxes paid	(520)	(171)	(73)
Net cash flows from operating activities	38,741	(3,650)	918
Cash flows from investing activities
Sale and maturity of securities	11,656	8,599	8,229
Purchase of securities	(17,212)	(11,607)	(14,135)
Sale of property, plant and equipment	405	447	1,432
Purchase of property, plant and equipment	(1,132)	(912)	(783)
Net divestment of/(investment in) business interests and intangible assets	(199)	(886)	391
Net cash flows from investing activities	(6,482)	(4,359)	(4,866)
Cash flows from financing activities
Issue of ordinary shares	306	300	307
Issue of Additional Tier 1 capital notes		2,046	2,012
Redemption of non-controlling interests			2,537
Redemption of paid-in equity	(720)	(110)	(150)
Redemption of equity preference shares		(1,160)	(1,214)
Redemption of debt preference shares	(748)
Non-controlling interests equity withdrawn and disposals	(59)	(42)
Own shares (acquired)/disposed	89	(25)	6
Redemption of subordinated liabilities	(5,747)	(3,606)	(3,047)
Dividends paid	(612)	(504)	(416)
Dividend access share		(1,193)
Interest on subordinated liabilities	(717)	(813)	(975)
Net cash flows from financing activities	(8,208)	(5,107)	(940)
Effects of exchange rate changes on cash and cash equivalents	(16)	8,094	576
Net increase/(decrease) in cash and cash equivalents	24,035	(5,022)	(4,312)
Cash and cash equivalents at 1 January	98,570	103,592	107,904
Cash and cash equivalents at 31 December	£ 122,605	£ 98,570	£ 103,592